Accounts receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable
Trade accounts receivable	$ 5,263	$ 4,426
Other accounts receivable	35	368
Accounts receivable	$ 5,298	$ 4,794